Goodwill	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Goodwill

17. GOODWILL

	2020	2019
Cost
Recycomb S.A.U.	34,717	34,717

Total	34,717	34,717

For impairment testing purposes, goodwill was allocated to the following cash-generating unit: waste treatment.
The recoverable amount of this cash-generating unit is determined based on a value in use calculation which uses cash flow projections based on financial budgets approved by the directors for a five-year period.
The key hypothesis used in the determination of the recoverable value are consistent with the ones disclosed in note B.2 and used for impairment test of property, plant and equipment.